DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]

5. DISCONTINUED OPERATIONS

Oregon reporting unit

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprised the assets of multiple components in distinct geographic locations, management completed the sale on a piecemeal basis. By March 31, 2024, the Company's remaining assets and liabilities held for sale consisted of a building and associated mortgage. The mortgage carried a fixed interest rate of 4.5% and required monthly payments. On December 10, 2024, the Company paid out the remaining mortgage balance of $371,089. As such, net loss from discontinued operations for the year ended March 31, 2026 contains no activity related to the mortgage. For the year ended March 31, 2025, interest expense on the mortgage was $12,933 and repayments totaled $45,551 respectively.

On March 28, 2025, the Company completed the sale of the building for total consideration of $1,255,485. The building had been classified as held for sale and included in discontinued operations since 2022, and, accordingly, no depreciation had been recorded since that time. At the date of sale, the carrying value of the building was $1,139,517. The sale consideration included cash receipt of $331,936 and a promissory note with a face value of $850,000, bearing interest at a fixed annual rate of 4%, maturing 18 months from the date of issuance (Note 8). The note was initially recognized at its present value of $802,766, based on a market discount rate of 8%. Consideration received by the Company was net of incurred transfer fees of $68,065 in connection with the sale. The transaction resulted in a gain on sale of $63,250, which was recognized within income from discontinued operations for the year ended March 31, 2025.

A summary of major classes of assets and liabilities of the discontinued Oregon operation that are classified as held for sale in the consolidated balance sheets is as follows:

	March 31, 2026	March 31, 2025
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	-	4,725
Total assets classified as held for sale	-	4,725

A summary of the Company's net loss from discontinued operations is as follows:

	Year ended March 31,
	2026	2025
	$	$
Expenses
Selling, general and administrative expenses	10,229	331,754
Other expenses	-	(50,316)
Net loss from discontinued operations before income tax expense	(10,229)	(281,438)
Income tax expense	2,149	68,625
Net loss from discontinued operations after income tax expense	(8,080)	(212,813)

A summary of the Company's cash flows from discontinued operations is as follows:

	Year ended March 31,
	2026	2025
	$	$
Net cash used in operating activities of discontinued operations	(8,080)	(176,487)
Net cash provided by investing activities of discontinued operations	-	331,936
Net cash used in financing activities of discontinued operations	-	(405,253)